Operating expenses (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Staff
Employee remuneration, entitlements and on-costs	$ 2,716	$ 2,593	$ 2,567
Employee remuneration, entitlements and on-costs, percentage movement from prior period	5.00%
Employee remuneration, entitlements and on-costs, percentage movement from same period in prior year	6.00%
Superannuation	$ 304	269	282
Superannuation expense, percentage movement from prior period	13.00%
Superannuation expense, percentage movement from same period in prior year	8.00%
Share-based payments	$ 54	52	45
Share-based payments, percentage movement from prior period	4.00%
Share-based payments, percentage movement from same period in prior year	20.00%
Restructuring costs	$ 41	54	37
Restructuring costs, percentage movement from prior period	(24.00%)
Restructuring costs, percentage movement from same period in prior year	11.00%
Total staff	$ 3,115	2,968	2,931
Total staff expenses, percentage movement from prior period	5.00%
Total staff expenses, percentage movement from same period in prior year	6.00%
Occupancy
Operating lease rentals	$ 61	51	65
Operating lease rentals, percentage movement from prior period	20.00%
Operating lease rentals, percentage movement from same period in prior year	(6.00%)
Depreciation and impairment of property and equipment	$ 210	232	223
Depreciation and impairment of property and equipment, percentage movement from prior period	(9.00%)
Depreciation and impairment of property and equipment, percentage movement from same period in prior year	(6.00%)
Other	$ 47	65	64
Other, percentage movement from prior period	(28.00%)
Other, percentage movement from same period in prior year	(27.00%)
Total occupancy	$ 318	348	352
Total occupancy expenses, percentage movement from prior period	(9.00%)
Total occupancy expenses, percentage movement from same period in prior year	(10.00%)
Technology
Amortisation and impairment of software assets	$ 485	447	461
Amortisation and impairment of software assets, percentage movement from prior period	9.00%
Amortisation and impairment of software assets, percentage movement from same period in prior year	5.00%
Depreciation and impairment of IT equipment	$ 56	55	70
Depreciation and impairment of IT equipment, percentage movement from prior period	2.00%
Depreciation and impairment of IT equipment, percentage movement from same period in prior year	(20.00%)
Technology services	$ 484	472	399
Technology services, percentage movement from prior period	3.00%
Technology services, percentage movement from same period in prior year	21.00%
Software maintenance and licences	$ 415	420	350
Software maintenance and licences, percentage movement from prior period	(1.00%)
Software maintenance and licences, percentage movement from same period in prior year	19.00%
Telecommunications	$ 40	47	43
Telecommunications, percentage movement from prior period	(15.00%)
Telecommunications, percentage movement from same period in prior year	(7.00%)
Total technology	$ 1,480	1,441	1,323
Total technology expenses, percentage movement from prior period	3.00%
Total technology expenses, percentage movement from same period in prior year	12.00%
Other
Professional and processing services	$ 338	389	409
Professional and processing services, percentage movement from prior period	(13.00%)
Professional and processing services, percentage movement from same period in prior year	(17.00%)
Postage and stationery	$ 70	69	61
Postage and stationery, percentage movement from prior period	1.00%
Postage and stationery, percentage movement from same period in prior year	15.00%
Advertising	$ 91	91	85
Advertising, percentage movement from same period in prior year	7.00%
Non-lending losses	$ 123	69	42
Non-lending losses, percentage movement from prior period	78.00%
Non-lending losses, percentage movement from same period in prior year	193.00%
Amortisation and impairment of other intangible assets and deferred expenditure	$ 1	1	33
Amortisation and impairment of other intangible assets and deferred expenditure, percentage movement from same period in prior year	(97.00%)
Other expenses	$ 162	173	159
Other expenses, percentage movement from prior period	(6.00%)
Other expenses, percentage movement from same period in prior year	2.00%
Total other	$ 785	792	789
Total other expenses, percentage movement from prior period	(1.00%)
Total other expenses, percentage movement from same period in prior year	(1.00%)
Total operating expenses	$ 5,698	5,549	5,395
Total operating expenses, percentage movement from prior period	3.00%
Total operating expenses, percentage movement from same period of prior year	6.00%
Addition (reduction) to operating expenses related to remediation costs	$ 1	$ (9)	$ 10